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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

       SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997, AS REVISED MAY 1, 1997
                   SUPPLANTING SUPPLEMENT DATED MARCH 3, 1998

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THE FOLLOWING SUPPLEMENTS THE DISCLOSURE UNDER "INVESTMENT OBJECTIVES AND
POLICIES" WITH RESPECT TO GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND ("U.S. GOVERNMENT INCOME FUND"):

With respect to up to 35% of its total assets, securities in which the Fund may invest include commercial paper and other short term debt obligations of U.S. and foreign corporations, rated at least A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, determined by Chancellor LGT Asset Management, Inc. ("Chancellor LGT") to be of comparable quality.

THE FOLLOWING REVISES AND SUPERSEDES THE CORRESPONDING DISCLOSURE ABOUT MORTGAGE-BACKED AND ASSET-BACKED SECURITIES UNDER "INVESTMENT OBJECTIVES AND POLICIES" WITH RESPECT TO GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND ("GLOBAL GOVERNMENT INCOME FUND"):

At least 65% of the Global Government Income Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities, including mortgage-backed securities issued by agencies or instrumentalities of the U.S. government or by foreign governments. In addition, the Global Government Income Fund also may invest up to 35% of its total assets in: (a) foreign government securities that are not high quality but are rated at least investment grade by Moody's or S&P, or if unrated, determined by Chancellor LGT to be of comparable quality; (b) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; (c) privately issued mortgage-backed and asset-backed securities of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, or if unrated, determined by Chancellor LGT to be of comparable quality; and (d) common stocks, preferred stocks and warrants to acquire such securities, provided that the Global Government Income Fund will not invest more than 20% of its total assets in such securities.

THE FOLLOWING SUPPLEMENTS THE DISCLOSURE ABOUT MORTGAGE-BACKED AND ASSET-BACKED SECURITIES UNDER "RISK FACTORS:"

Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada, and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured similar to domestic mortgage-backed securities, and they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.

THE FOLLOWING SUPPLEMENTS, AS APPLICABLE, THE DISCUSSION UNDER "INVESTMENT OBJECTIVES AND POLICIES," "MANAGEMENT" AND "OTHER INFORMATION" WITH RESPECT TO G.T. VARIABLE INVESTMENT SERIES AND G.T. VARIABLE INVESTMENT TRUST (THE "COMPANIES") AND THE FUNDS:

On January 30, 1998, Liechtenstein Global Trust, AG ("LGT"), the indirect parent organization of GT Global Inc. and Chancellor LGT, entered into an agreement with AMVESCAP PLC ("AMVESCAP") pursuant to which AMVESCAP will acquire LGT's Asset Management Division, which includes Chancellor LGT (the "Purchase"). AMVESCAP is a holding company formed in 1997 by the merger of INVESCO PLC and A I M Management Group Inc. Consummation of the purchase is subject to a number of contingencies, including regulatory approvals. The transaction would constitute an assignment of, and thereby result in the termination of, the Companies' investment management agreements with Chancellor LGT. Accordingly, the Companies' Boards of Trustees have approved, subject to shareholder approval, new investment management and administration agreements between A I M Advisors, Inc. ("A I M"), a wholly-owned subsidiary of AMVESCAP, and the Companies, and sub-advisory and sub-

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administration agreements between A I M and Chancellor LGT, which will become a separate, indirect wholly-owned subsidiary of AMVESCAP. Under the new agreements, A I M would serve as investment manager and administrator and Chancellor LGT would serve as investment sub-adviser and sub-administrator of the Companies. In addition to shareholder approval, implementation of the new investment advisory arrangements is contingent upon the consummation of the Purchase.

The Boards of Trustees of the Companies have also approved the following matters, subject to shareholder approval:

    1.  Amendments to the fundamental investment restrictions of each Fund.

    2. The reorganization of the Companies from Massachusetts business trusts into Delaware business trusts.

A special meeting of shareholders of the Companies will be held on May 20, 1998 to consider and vote on, among other proposals, the matters noted above that require shareholder approvals. If the matters are approved by shareholders and the Purchase consummated, it is anticipated that the changes described above will become effective on or about June 1, 1998.

THE FOLLOWING REVISES AND SUPERSEDES, AS APPLICABLE, THE DISCUSSION UNDER "MANAGEMENT" WITH RESPECT TO GT GLOBAL VARIABLE EMERGING MARKETS FUND ("EMERGING MARKETS FUND"), GT GLOBAL VARIABLE LATIN AMERICA FUND ("LATIN AMERICA FUND"), GT GLOBAL VARIABLE INFRASTRUCTURE FUND ("INFRASTRUCTURE FUND"), GT GLOBAL VARIABLE AMERICA FUND ("AMERICA FUND"), GT GLOBAL VARIABLE EUROPE FUND ("EUROPE FUND"), U.S. GOVERNMENT INCOME FUND, GLOBAL GOVERNMENT INCOME FUND AND GT GLOBAL MONEY MARKET FUND ("MONEY MARKET FUND"):

Allan Conway, Hugh Hunter, Aziz Minhas, Darren Read, Christine Rowley and Mark Thorogood -- all members of the Manager's Global Emerging Markets Equity team -- are Portfolio Managers for the Emerging Markets Fund. Mr. Conway joined Chancellor LGT and LGT Asset Management PLC (London) ("LGT Asset Management"), an affiliate of Chancellor LGT, in January 1997 as Head of the Global Emerging Markets Equity team. Based in London, he manages a centralized team of global emerging market fund managers. From 1992 to 1997, Mr. Conway was Director of International Equities at Hermes Investment Management ("Hermes"), and from 1982 to 1992 was a Portfolio Manager, and eventually Head of Overseas Equities, at Provident Mutual. Mr. Hunter has been a Portfolio Manager for Chancellor LGT and LGT Asset Management since June 1997. From 1987 to 1997, he was Head of Quantitative Emerging Strategy at ING-Barings (Hong Kong) ("Barings"). Mr. Minhas has been a Portfolio Manager for Chancellor LGT and LGT Asset Management since December 1997. Prior thereto, he was an Investment Analyst and then a Senior Investment Analyst with Abu Dhabi Investment Authority (London) from 1990 to 1997. Mr. Read has been a Portfolio Manager for Chancellor LGT and LGT Asset Management since May 1997. From 1995 to 1997, Mr. Read was a Senior Investment Analyst at Hermes responsible for stock selection and strategic asset allocation input in a number of emerging markets. Prior thereto, Mr. Read was a Chartered Accountant in the Financial Markets Division of Arthur Andersen from 1991 to 1995. Ms. Rowley has been a Portfolio Manager for Chancellor LGT, LGT Asset Management and LGT Asset Management Ltd. (Hong Kong), an affiliate of Chancellor LGT, since 1992. In this position, Ms. Rowley managed Asian emerging market portfolios and, commencing in 1997, global emerging market portfolios. Prior thereto, Ms. Rowley was an Analyst with the Bank of England from 1989 to 1990. Mr. Thorogood joined Chancellor LGT and LGT Asset Management in May 1997 as a Portfolio Manager. Prior thereto, he worked for Barings from 1994 to 1997 as a proprietary Trader. From 1987 to 1994, Mr. Thorogood was at Provident Mutual, first as an Analyst, and then as a Portfolio Manager covering the Japanese and Asian Equity Markets.

Allan Conway and David Manuel are Portfolio Managers for the Latin America Fund. Mr. Manuel has been a Portfolio Manager for Chancellor LGT and LGT Asset Management since November 1997. From 1987 to 1997, he was an Investment Analyst and Portfolio Manager and, starting in 1994, Head of Latin American Equities for Abbey Life Investment Services Ltd. (London).

Brian T. Nelson is the Portfolio Manager for Infrastructure Fund. Mr. Nelson joined Chancellor LGT as a Senior Equity Research Analyst in April 1995. From 1988 to 1995, Mr. Nelson was an Equity Research Analyst and eventually a Co-Portfolio Manager for Franklin Resources, Inc. (San Mateo, CA).

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Brent W. Clum is the Portfolio Manager for the America Fund. Mr. Clum has been a
Portfolio Manager for Chancellor LGT since 1997. From 1995 to 1997, Mr. Clum was a Senior Equity Research Analyst for Chancellor LGT. Prior thereto, Mr. Clum was a Vice President and Analyst at T. Rowe Price from 1990 to 1995. Mr. Clum is a Chartered Financial Analyst and a Certified Public Accountant.

Nicholas S. Train and Nicholas J. Ford are the Portfolio Managers for the Europe Fund. Mr. Train has been Head of investment for the United Kingdom and Europe for Chancellor LGT and LGT Asset Management since 1996. Prior thereto, Mr. Train was a Portfolio Manager for Chancellor LGT and LGT Asset Management from 1984 to 1996. Mr. Ford has been a Portfolio Manager for Chancellor LGT since February 1998, and a Portfolio Manager for LGT Asset Management since 1996. From 1994 to 1996, Mr. Ford was Director of Equities for Lehman Brothers Global Asset Management PLC (London). Prior thereto, he was a Portfolio Manager and Head of European Equities for Hill Samuel Investment Management PLC (London) from 1990 to 1994.

Cheng-Hock Lau and Edward J. O'Hara are the Portfolio Managers for the U.S. Government Income Fund. Mr. Lau has been Chief Investment Officer for Global Fixed Income for Chancellor LGT since November 1996, and was a Senior Portfolio Manager for global/international fixed income for Chancellor LGT from July 1995 to November 1996. Prior thereto, Mr. Lau was a Senior Vice President and Senior Portfolio Manager for Fiduciary Trust Company International from 1993 to 1995, and Vice President at Banker's Trust Company from 1991 to 1993. Mr. O'Hara joined Chancellor LGT in August 1995 as a Senior Portfolio Manager in the high grade fixed income group. Prior thereto, Mr. O'Hara was a Manager for Ark Asset Management, Inc., formerly Lehman Management Company, Inc., from 1983 to 1989, and a Senior Manager from 1989 to August 1995.

David B. Hughes has been named a Portfolio Manager for the Global Government Income Fund. Mr. Hughes has been Head of Global Fixed Income, North America, for Chancellor LGT since January 1998, and was a Senior Portfolio Manager for global/international fixed income for Chancellor LGT from July 1995 to December 1997. Prior thereto, Mr. Hughes was an Assistant Vice President for Fiduciary Trust Company International from 1994 to 1995, and Assistant Treasurer at the Bankers Trust Company from 1991 to 1994.

Cheng-Hock Lau and Heide Koch are the Portfolio Managers for the Money Market Fund. Ms. Koch has been a Portfolio Manager for the Fund since 1997, and a Portfolio Manager for Chancellor LGT since 1991.

On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. (San Francisco), and the resulting entity was renamed Chancellor LGT Asset Management, Inc. Prior to October 31, 1996, Mr. Clum, Ms. Koch, Mr. Lau, Mr. Nelson and Mr. O'Hara were employees only of Chancellor Capital.

VARST803M                                                         March 25, 1998